Shareholder Report, Holdings (Details) - Wanger Acorn	Jun. 30, 2024
Churchill Downs, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
SPX Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Bio-Techne Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Five Below, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
BJ's Wholesale Club Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Parsons Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Natera, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Colliers International Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Ryan Specialty Holdings, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
WillScot Mobile Mini Holdings Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.80%
Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
ExchangeTraded Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%